Condensed Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Consolidating Financial Information Disclosure [Abstract]
Schedule of Condensed Consolidating Balance Sheets

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$70,312	$87,309	$—	$157,621
Marketable securities	42,073	—	—	42,073
Restricted cash	—	1,013	—	1,013
Accounts receivable, net	9,490	103,275	—	112,765
Prepaid expenses	6,352	10,819	—	17,171
Deferred income taxes, net	1,234	5,932	8,788	15,954
Due from affiliates	90,778	30,429	(121,207)	—
Other current assets	7,862	12,441	—	20,303
Total current assets	228,101	251,218	(112,419)	366,900
Long-term marketable securities	4,778	—	—	4,778
Property and equipment, net	24,427	394,539	—	418,966
Long-term deferred income taxes, net	12,421	71,656	110,935	195,012
Goodwill	88,920	290,495	—	379,415
Purchased intangible assets, net	—	214,685	—	214,685
Investment in subsidiaries	655,951	—	(655,951)	—
Other long-term assets	8,842	10,812	—	19,654
Total assets	$1,023,440	$1,233,405	$(657,435)	$1,599,410
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$2,654	$16,138	$—	$18,792
Accrued payroll and related expenses	9,493	21,510	—	31,003
Other accrued liabilities	23,064	106,508	—	129,572
Deferred revenue	13,883	37,807	—	51,690
Due to affiliates	—	121,207	(121,207)	—
Current portion of debt and capital lease obligations	93	1,282	—	1,375
Total current liabilities	49,187	304,452	(121,207)	232,432
Long-term debt and capital lease obligations	291,534	323,356	—	614,890
Other long-term liabilities	3,139	30,145	—	33,284
Total liabilities	343,860	657,953	(121,207)	880,606
Stockholders’ equity:
Common stock	1,969	—	—	1,969
Additional paid-in capital	2,057,974	888,677	(888,677)	2,057,974
Accumulated deficit	(645,372)	(313,225)	352,449	(606,148)
Treasury stock, at cost	(735,003)	—	—	(735,003)
Accumulated other comprehensive income	12	—	—	12
Total stockholders’ equity	679,580	575,452	(536,228)	718,804
Total liabilities and stockholders’ equity	$1,023,440	$1,233,405	$(657,435)	$1,599,410

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$148,363	$63,420	$—	$211,783
Marketable securities	28,606	—	—	28,606
Restricted cash	—	1,781	—	1,781
Accounts receivable, net	12,622	102,135	—	114,757
Prepaid expenses	3,974	9,189	—	13,163
Deferred income taxes, net	7,286	12,906	18,245	38,437
Due from affiliates	178,705	19,702	(198,407)	—
Other current assets	8,393	15,137	—	23,530
Total current assets	387,949	224,270	(180,162)	432,057
Long-term marketable securities	1,001	—	—	1,001
Property and equipment, net	21,622	367,927	—	389,549
Long-term deferred income taxes, net	31,841	55,830	84,705	172,376
Goodwill	88,920	289,315	—	378,235
Purchased intangible assets, net	304	285,057	—	285,361
Investment in subsidiaries	552,905	—	(552,905)	—
Other long-term assets	11,888	9,984	—	21,872
Total assets	$1,096,430	$1,232,383	$(648,362)	$1,680,451
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$7,741	$8,282	$—	$16,023
Accrued payroll and related expenses	10,346	18,744	—	29,090
Other accrued liabilities	21,262	105,579	—	126,841
Deferred revenue	16,249	45,191	—	61,440
Due to affiliates	12,684	185,723	(198,407)	—
Current portion of debt and capital lease obligations	20	1,635	—	1,655
Total current liabilities	68,302	365,154	(198,407)	235,049
Long-term debt and capital lease obligations	290,221	363,544	—	653,765
Other long-term liabilities	7,288	31,205	—	38,493
Total liabilities	365,811	759,903	(198,407)	927,307
Stockholders’ equity:
Common stock	1,962	—	—	1,962
Additional paid-in capital	2,071,297	715,686	(715,685)	2,071,298
Accumulated deficit	(636,192)	(243,206)	265,730	(613,668)
Treasury stock, at cost	(706,434)	—	—	(706,434)
Accumulated other comprehensive loss	(14)	—	—	(14)
Total stockholders’ equity	730,619	472,480	(449,955)	753,144
Total liabilities and stockholders’ equity	$1,096,430	$1,232,383	$(648,362)	$1,680,451

Schedule of Condensed Consolidating Statements of Comprehensive Income (Loss)

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
Revenues	$402,229	$914,581	$(2,706)	$1,314,104
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	123,306	469,886	(2,706)	590,486
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	104,367	301,991	—	406,358
Depreciation and amortization	9,767	150,316	—	160,083
Restructuring, acquisition and integration-related costs	10,309	21,759	—	32,068
Total operating costs and expenses	247,749	943,952	(2,706)	1,188,995
Income (loss) from operations	154,480	(29,371)	—	125,109
Interest expense and other, net	(32,922)	(37,718)	—	(70,640)
Equity in losses of subsidiaries	(58,005)	—	58,005	—
Income (loss) before income taxes	63,553	(67,089)	58,005	54,469
Income tax (provision) benefit	(47,359)	9,084	18,373	(19,902)
Net income (loss)	$16,194	$(58,005)	$76,378	$34,567

Comprehensive income (loss)	$15,939	$(58,005)	$76,378	$34,312

Condensed Consolidating Statement of Comprehensive Income (Loss)
Year Ended December 31, 2010

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
Revenues	$494,450	$128,113	$(351)	$622,212
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	151,404	83,580	(351)	234,633
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	130,288	48,129	—	178,417
Depreciation and amortization	11,319	12,071	—	23,390
Restructuring, acquisition and integration-related costs	15,603	6,765	—	22,368
Impairment of intangible assets	—	1,711	—	1,711
Total operating costs and expenses	308,614	152,256	(351)	460,519
Income (loss) from operations	185,836	(24,143)	—	161,693
Interest expense and other, net	(17,299)	(6,110)	—	(23,409)
Equity in losses of subsidiaries	(23,167)	—	23,167	—
Income (loss) before income taxes	145,370	(30,253)	23,167	138,284
Income tax (provision) benefit	(68,041)	7,086	4,151	(56,804)
Net income (loss)	$77,329	$(23,167)	$27,318	$81,480

Comprehensive income (loss)	$77,076	$(23,167)	$27,318	$81,227

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
Revenues	$339,369	$1,017,180	$(7,572)	$1,348,977
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	110,674	538,519	(7,572)	641,621
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	96,544	341,259	—	437,803
Depreciation and amortization	7,818	175,486	—	183,304
Restructuring, acquisition and integration-related costs	9,391	8,853	—	18,244
Total operating costs and expenses	224,427	1,064,117	(7,572)	1,280,972
Income (loss) from operations	114,942	(46,937)	—	68,005
Interest expense and other, net	(27,506)	(35,910)	—	(63,416)
Equity in losses of subsidiaries	(70,518)	—	70,518	—
Income (loss) before income taxes	16,918	(82,847)	70,518	4,589
Income tax (provision) benefit	(26,098)	12,329	16,700	2,931
Net income (loss)	$(9,180)	$(70,518)	$87,218	$7,520

Comprehensive income (loss)	$(9,154)	$(70,518)	$87,218	$7,546

Schedule of Condensed Consolidating Statements of Cash Flows

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
Cash flows from operating activities	$28,265	$162,790	$—	$191,055
Cash flows from investing activities:
Purchases of property and equipment	(9,369)	(137,991)	—	(147,360)
Purchases of investments in marketable securities	(73,060)	—	—	(73,060)
Sales and maturities of investments in marketable securities	55,816	—	—	55,816
Payment for investment in subsidiary stock	(33,475)	—	33,475	—
Change in restricted cash	—	768	—	768
Net cash used in investing activities	(60,088)	(137,223)	33,475	(163,836)
Cash flows from financing activities:
Principal payments under capital lease obligations	(49)	(35,238)	—	(35,287)
Repurchases of common stock	(25,415)	—	—	(25,415)
Payment of dividends	(21,128)	—	—	(21,128)
Proceeds from exercises of stock options	338	—	—	338
Proceeds from parent	—	33,475	(33,475)	—
Other	26	85	—	111
Net cash used in financing activities	(46,228)	(1,678)	(33,475)	(81,381)
Net (decrease) increase in cash and cash equivalents	(78,051)	23,889	—	(54,162)
Cash and cash equivalents, beginning of year	148,363	63,420	—	211,783
Cash and cash equivalents, end of year	$70,312	$87,309	$—	$157,621

	Parent	Guarantor Subsidiaries	Consolidations & Eliminations	Consolidated
Cash flows from operating activities	$129,515	$16,719	$—	$146,234
Cash flows from investing activities:
Purchase of businesses, net of cash acquired	(20,236)	(22,859)	—	(43,095)
Purchases of property and equipment	(9,341)	(92,626)	—	(101,967)
Purchases of marketable securities	(29,621)	—	—	(29,621)
Sales and maturities of investments in marketable securities	319,729	—	—	319,729
Payment for investment in subsidiary stock	(30,000)	—	30,000	—
Change in restricted cash	—	489	—	489
Other	(600)	(3,341)	—	(3,941)
Net cash provided by (used in) investing activities	229,931	(118,337)	30,000	141,594
Cash flows from financing activities:
Proceeds from issuance of debt, net of issues costs	278,256	—	—	278,256
Repayment of debt and capital lease obligations	(257,063)	(271,487)	—	(528,550)
Repurchases of common stock	(46,989)	—	—	(46,989)
Payment of dividends	(22,913)	—	—	(22,913)
Proceeds from exercises of stock options	619	—	—	619
Proceeds from parent	—	30,000	(30,000)	—
Change in due to/from affiliates, net	(360,608)	360,608	—	—
Other	—	580	—	580
Net cash (used in) provided by financing activities	(408,698)	119,701	(30,000)	(318,997)
Net (decrease) increase in cash and cash equivalents	(49,252)	18,083	—	(31,169)
Cash and cash equivalents, beginning of year	197,615	45,337	—	242,952
Cash and cash equivalents, end of year	$148,363	$63,420	$—	$211,783